Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net Profit	€ 143,016	€ 134,269	€ 78,597
Gains/(losses) from remeasurement of employee defined benefit plans	842	(151)	(145)
Gains/(losses) from remeasurement of the agent termination plan	64	55	(22)
Tax effect relating to those components of OCI	(236)	26	15
Other comprehensive income (loss) that will not be classified subsequently to profit or loss	670	(70)	(152)
Exchange difference on translation of foreign operations	7,098	12,243	(22,589)
Changes in the fair value of cash flow hedging instruments	8,747	2,721	(722)
Changes in the time value element - cost of hedge	(235)
Tax effect relating to those components of OCI	(2,043)	(653)	173
Other comprehensive income (loss) that will be classified subsequently to profit or loss	13,567	14,311	(23,138)
Total other comprehensive income (loss), net of tax	14,237	14,241	(23,290)
Total Comprehensive Income	157,253	148,510	55,307
Attributable to:
Equity holders of the parent	157,058	148,550	55,232
Non-controlling interests	195	(40)	75
Total Comprehensive Income	€ 157,253	€ 148,510	€ 55,307